Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
Debt outstanding consists of the following:

	December 31,
	2023	2022
Revolver	$32,000	$47,838
Paycheck Protection Program Loan	194	192
Less revolver issuance costs	(252)	—
Loans payable, current	31,942	48,030

Convertible Note (a)	50,585	—
Embedded derivative (b)	14,308	—
Less issuance costs on convertible debt	(116)	—
Paycheck Protection Program Loan	82	276
Loans payable, non-current (Note 13 & 14)	64,859	276

Loans payable, related parties, non-current	4,670	4,445
	$101,471	$52,751
(a) The Convertible Note balance at December 31, 2023 is comprised of the Convertible Note's initial measurement at $50,260, which represents the gross proceeds received less fair value of the embedded derivative, $169 of accrued PIK interest for which the Notes will be issued in 2024 and accretion of discount on issuance of $156.
(b) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value as at December 31, 2023.

The following table summarizes the debt maturities for the Convertible Note, the Revolver and the Paycheck Protection Program Loan (in thousands):

2024	$194
2025	82
2026	—
2027	—
2028 (1) (2)	97,169
Thereafter	—
$97,445
(1) The Company classifies the Revolver as a current liability on its consolidated balance sheets due to its intent and practice of using the Revolver for short-term financing needs. However, in the table above, the Revolver has been reflected at its maturity date in 2028.
(2) Debt maturing in 2028 also includes the Convertible Note with a maturity value of $65,000 and accrued PIK interest at December 31, 2023 of $169.
Convertible Note
Concurrent with the closing of the GEH Acquisition described in detail in Note 3, the Company issued a senior secured convertible note, in the principal amount of $65,000 (the “Convertible Note”). The Convertible Note bears (i) cash interest at the rate of 5.00% per annum and (ii) paid-in-kind interest ("PIK") at the rate of 5.00% per annum, payable by issuing additional notes (the “Convertible Note” or "Notes" while referring to the Convertible Note plus the Notes issued in connection with the PIK interest). Both the cash interest and PIK interest is payable semiannually on June 15 and December 13 of each year. The Company prepaid the cash interest due in 2024 at the time of issuance of the Convertible Note, so the first semiannual payment of cash interest will be on June 15, 2025.
PIK interest is payable by issuing additional notes in an amount equal to the applicable amount of PIK interest for the interest period.

The Company capitalized $116 of debt issuance costs related the Convertible Note. The Notes are senior secured obligations of the Issuer and mature on December 13, 2028, unless earlier redeemed, repurchased or converted. The initial conversion rate per $1 principal amount of the Notes is equal to the product of (i) $1 divided by (ii) 115% of the “GEHI Per Share Value” as defined under the Convertible Note agreement (the “Initial Conversion Price”), or $0.002. The conversion rate is subject to adjustment under certain circumstances in accordance with the terms of the Convertible Note. The Notes are convertible at the option of the Holder at any time until the outstanding principal amount (including any accrued and unpaid interest) has been paid in full. Subject to the terms of Notes, the Holder may elect to receive the Company's American Depositary Shares (the “ADS”) in lieu of the Company’s ordinary shares, par value $0.001 per share, (the “Ordinary Shares”), upon conversion of the Notes.

Certain features of the Convertible Note including the conversion option, redemption at the Company’s election, and acceleration of amounts due under the Convertible Note upon an event of default require bifurcation and separate accounting as a single embedded derivative (the “Embedded Derivative”) from the Convertible Note pursuant to ASC 815. The Embedded Derivative is measured at fair value utilizing Level 3 inputs under the fair value measurement hierarchy on the date of issuance (December 13, 2023) and at the end of each reporting period. As of December 13, 2023 and December 31, 2023, the Embedded Derivative was valued at $14,740 and $14,308, respectively. It is included in non-current loans payable in the consolidated balance sheets. The discount on the Note of $14,740 resulting from the initial fair value of the embedded derivative will be amortized to interest expense using the effective interest method and changes in the fair value of the embedded derivative will be recorded as other expense (income) in the consolidated statements of operations.

The Convertible Note contains certain representations, warranties, events of default and negative covenants that limit, without the consent of the holder(s) of the Convertible Note, the Company’s ability, among other things, to incur additional indebtedness, sell or acquire assets, undertake capital expenditures, and enter into certain transactions with third parties. As of December 31, 2023, the Company believes it was in material compliance with all such covenants.

During the year ended December 31, 2023, the Company recognized a gain on remeasurement of the Embedded Derivative of $432, which was recorded in other expense (income) in the consolidated statement of operations.
The fair value of the Embedded Derivative was calculated using a with and without method on the date of issuance (December 13, 2023) and at the end of each reporting period (December 31, 2023) using a Monte Carlo simulation model with the following assumptions -

	December 13, 2023	December 31, 2023	Relationship of significant unobservable input to fair value
Expected volatility	54.0%	56.0%	Increase in expected volatility will increase the value of the derivative
Risk-free rate	4.0%	3.8%	Increase in risk-free rate will increase the value of the derivative
Credit risk adjusted rate	20.0%	20.0%	Increase in credit risk adjusted rate will increase the value of the derivative

Revolver
In June 2018, the Company entered into a secured revolving line of credit facility for borrowings up to $35,000 with Bank of America with an original termination date of June 25, 2021, which was extended to January 19, 2028 through subsequent amendments. Subsequent amendments also amended the borrowing capacity up to $74,000 through March 31, 2024, and $50,000 thereafter through January 19, 2028. During the year ended December 31, 2023 the Company expensed revolver amendment fees and expenses of 138.

Interest on the Revolver accrues at the choice of rate of a) the Prime Rate as announced by Bank of America, (b) the Federal Funds Rate plus 0.50%, or (c) Bloomberg Short-term Bank Yield (“BSBY”) for a fixed term of 30, 90, or
180 days (at the election of the Company), plus the Applicable Margin. The Applicable Margin varies between 0.90% and 2.30% and depends on the Company's Fixed Charge Coverage Ratio and the type of rate chosen. Interest accrued on draws on the line of credit using the Prime Rate or the Federal Funds Rate plus 0.50% is calculated on a daily basis and is charged to the line of credit daily. Interest accrued on draws on the line using the BSBY rate is calculated on a daily basis, but is only charged to the line of credit at the end of the 30, 90, or 180 day fixed term period elected by the Company.
As of December 31, 2023 and 2022, the outstanding balance on the line of credit was $32,000 and $47,838, respectively. Of the total outstanding balance at December 31, 2023, $10,000 incurred interest at an annual rate of 8.06%, $14,000 incurred interest at an annual interest rate of 8.09% and $8,000 incurred interest at an annual interest rate of 8.08%. There is no requirement to pay down the line of credit balance until the Revolver Termination Date.

Borrowings under the Revolver are collateralized by the Company’s eligible trade receivables globally and eligible inventories in the United States and the Netherlands. Eligibility is determined by Bank of America and is based on the country of origin for the Company’s trade receivables and the type and nature of the Company’s inventory in the United States and the Netherlands. As of December 31, 2023 and 2022, the Company had unused borrowing capacity of $20,473 and $45,764 respectively, based on the borrowing base calculation as of the respective dates.
The Revolver loan agreement includes a number of affirmative and negative covenants. As of December 31, 2023, the Company was in material compliance with all such covenants.
Paycheck Protection Program
In May 2020, the Company entered into a $5,396 loan agreement under the Paycheck Protection Program (the “PPP”) with a 1% interest rate, which is administered by the U.S. Small Business Administration (the “SBA”). If companies meet certain requirements under the PPP, loans may be eligible for forgiveness. On October 18, 2022, the Company qualified for partial loan forgiveness from the SBA and $4,923 of the loan was forgiven. As of December 31, 2023, 2022 and 2021, the Company accrued interest of $4, $0 and $63, respectively, in relation to the Paycheck Protection Program Loan. During the year ended December 31, 2023, the Company repaid $196 of the PPP loan, including accrued interest of $4.
The promissory note and the loans payable, related parties, non-current are discussed in detail above in Note 13. Related Party Transactions.